Report of Independent Registered Public
Accounting Firm

To the Board of Trustees of BlackRock Funds III and
Shareholders of
iShares MSCI Total International Index Fund iShares Russell 1000 Large-Cap Index Fund iShares U.S. Aggregate Bond Index Fund
BlackRock LifePath(r) Dynamic 2020 Fund
BlackRock LifePath(r) Dynamic 2025 Fund
BlackRock LifePath(r) Dynamic 2030 Fund
BlackRock LifePath(r) Dynamic 2035 Fund
BlackRock LifePath(r) Dynamic 2040 Fund
BlackRock LifePath(r) Dynamic 2045 Fund
BlackRock LifePath(r) Dynamic 2050 Fund
BlackRock LifePath(r) Dynamic 2055 Fund
BlackRock LifePath(r) Dynamic 2060 Fund
BlackRock LifePath(r) Dynamic Retirement Fund
BlackRock LifePath(r) Index 2020 Fund
BlackRock LifePath(r) Index 2025 Fund
BlackRock LifePath(r) Index 2030 Fund
BlackRock LifePath(r) Index 2035 Fund
BlackRock LifePath(r) Index 2040 Fund
BlackRock LifePath(r) Index 2045 Fund
BlackRock LifePath(r) Index 2050 Fund
BlackRock LifePath(r) Index 2055 Fund
BlackRock LifePath(r) Index 2060 Fund
BlackRock LifePath(r) Index Retirement Fund

In planning and performing our audits of the financial statements of iShares MSCI Total International Index
Fund, iShares Russell 1000 Large-Cap Index Fund, iShares U.S. Aggregate Bond Index Fund, BlackRock LifePath(r) Dynamic 2020 Fund, BlackRock LifePath(r)
Dynamic 2025 Fund, BlackRock LifePath(r) Dynamic
2030 Fund, BlackRock LifePath(r) Dynamic 2035 Fund, BlackRock LifePath(r) Dynamic 2040 Fund, BlackRock LifePath(r) Dynamic 2045 Fund, BlackRock LifePath(r)
Dynamic 2050 Fund, BlackRock LifePath(r) Dynamic
2055 Fund, BlackRock LifePath(r) Dynamic 2060 Fund, BlackRock LifePath(r) Dynamic Retirement Fund,
BlackRock LifePath(r) Index 2020 Fund, BlackRock
LifePath(r) Index 2025 Fund, BlackRock LifePath(r)
Index 2030 Fund, BlackRock LifePath(r) Index 2035
Fund, BlackRock LifePath(r) Index 2040 Fund,
BlackRock LifePath(r) Index 2045 Fund, BlackRock
LifePath(r) Index 2050 Fund, BlackRock LifePath(r)
Index 2055 Fund, BlackRock LifePath(r) Index 2060
Fund and BlackRock LifePath(r) Index Retirement Fund (twenty-three of the series constituting BlackRock Funds III, hereafter referred to as the "Funds") as of and for the year ended December 31, 2018, in accordance with the standards of the Public Company Accounting Oversight
Board (United States) ("PCAOB"), we considered the
Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds' internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls.
A fund's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A fund's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and directors of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the fund's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds' internal control over financial reporting and their operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of December 31, 2018.

This report is intended solely for the information and use of the Board of Trustees of BlackRock Funds III and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.


/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 27, 2019

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